Horizons China High Dividend Yield ETF
Horizons China High Dividend Yield ETF (the “China High Dividend Yield ETF” or “Fund”)
Investment Objective
The China High Dividend Yield ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the Hang Seng High Dividend Yield Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). The investment management agreement (the “Investment Management Agreement”) between Horizons ETF Trust (the “Trust”) and Horizons ETFs Management (USA) LLC (the “Adviser”) provides that the Adviser will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, acquired fund fees and expenses, future distribution fees or expenses, and extraordinary expenses. This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Horizons China High Dividend Yield ETF Horizons China High Dividend Yield ETF
Management Fee	0.55%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Horizons China High Dividend Yield ETF | Horizons China High Dividend Yield ETF | USD ($)	56	176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

The Fund had not yet commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that, before fees and expenses, generally correspond to the performance of the Hang Seng High Dividend Yield Index (the “Underlying Index”).

The Underlying Index is comprised of 50 constituent securities listed on the Stock Exchange of Hong Kong with the highest net dividend yield. The constituent securities of the Underlying Index are selected from a universe comprised of all stocks and real estate investment trusts (“REITs”) that have their primary listings on the Stock Exchange of Hong Kong, excluding stocks that are secondary listings, preference shares, debt securities, mutual funds or other derivatives. Currently, foreign companies are also excluded from the universe. For this purpose, foreign companies refer to companies which are incorporated outside Hong Kong/mainland China and have a majority of their business outside Hong Kong/mainland China.

The Underlying Index is net dividend yield weighted, i.e., the weighting of each constituent is calculated in proportion to its net dividend yield. The net dividend yield is calculated by dividing the dividend per share after deducting withholding tax (if applicable) by the price at three days preceding the rebalancing date. Index rebalancing is conducted annually after market close on the first Friday in June, and comes into effect on the next trading day. At each index rebalancing, the weighting for each constituent is capped at 10%. If a constituent is deleted between regular annual index reviews, there will be no replacement, and the weighting of the deleted constituent will be distributed to the remaining constituents in proportion to their respective weightings.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation over time between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities of the Underlying Index. A “sampling methodology” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of the Underlying Index and in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities or instruments not in the Underlying Index or representing securities in the Underlying Index, including instruments that the Adviser or Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser”) believes will help the Fund track the Underlying Index, as well as cash and cash equivalents.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by Hang Seng Indexes Company Limited, which is unaffiliated with the Fund, the Adviser and the Sub-Adviser. Hang Seng Indexes Company Limited maintains, calculates and publishes information regarding the Underlying Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Equity Risk. Equity risk is the risk that the value of the equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Foreign Securities Risk. Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Risk of Investing in China. Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. A natural or other disaster could occur in the geographic region in which China is located, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in China. China has privatized, or has begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized. China has experienced security concerns. Incidents involving China’s security may cause uncertainty in these markets and may adversely affect their economies and the Fund’s investments.

Risk of Investing in Hong Kong. Investments in Hong Kong issuers subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. Hong Kong investments involve special risks, in addition to the risks described above under “Risk of Investing in China.” China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Hong Kong has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy.

Passive Investment Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of small- and mid-sized companies.

Medium Capitalization Company Risk. Securities of mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Real Estate Investment Trust Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in real estate investment trusts (“REITs”). Investing in REITs subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Changes in the financial condition or credit rating of an issuer of a security may cause the value of the security to decline. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

High-Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
Performance Information
There is no performance information quoted for the Fund as the Fund had not yet commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.